Declaration of Distributions (Details) - $ / shares			3 Months Ended			9 Months Ended
	Sep. 12, 2018	Mar. 08, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Mar. 07, 2018	Sep. 30, 2017
Dividends Payable [Line Items]
Dividends per share paid (in usd per share)			$ 0.0015068493	$ 0.00150684932
Dividends per share declared (in usd per share)	$ 0.0015068493		0.14		$ 0.14	$ 0.42		$ 0.42
Griffin Capital Essential Asset REIT, Inc. [Member]
Dividends Payable [Line Items]
Dividends per share paid (in usd per share)			0.001901096	$ 0.001901096
Dividends per share declared (in usd per share)	$ 0.001901096		$ 0.17		$ 0.17	$ 0.51		$ 0.51
Subsequent Event
Dividends Payable [Line Items]
Dividends per share declared (in usd per share)		$ 0.00150684932
Subsequent Event | Griffin Capital Essential Asset REIT, Inc. [Member]
Dividends Payable [Line Items]
Dividends per share declared (in usd per share)							$ 0.001901096